Document and Entity Information	3 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Akerna Corp.
Entity Central Index Key	0001755953
Amendment Flag	true
Amendment Description	Akerna Corp. (“Akerna”, the “registrant”, “we” or “our”) hereby filed this Post-Effective Amendment No. 1 to its Registration Statement on Form S-1 (No. 333-239783) to update the prospectus contained therein to (i) reflect that 627,225 shares of common stock were previously issued upon conversion of Exchangeable Shares leaving 2,667,349 shares of common stock issuable upon conversion, (ii) add its financial statements for the fiscal year ended June 30, 2020 and for the three-month period ended September 30, 2020, (iii) update the related management’s discussion and analysis of financial condition and results of operations (iv) to reflect recent material events and (v) update unaudited pro forma financial information. Pursuant to Rule 416, this Registration Statement also covers additional securities that may be offered as a result of anti-dilution provisions regarding stock splits, stock dividends, or similar transactions relating to the shares of common stock issuable upon exchange of redeemable preferred shares covered by this registration statement. The Registrant previously paid a registration fee of $3,369.77 in connection with the filing of the initial registration statement on Form S-1 (No. 333-239783) filed with the Securities and Exchange Commission on July 9, 2020, to register the 3,294,574 shares of common stock. We hereby amend this registration statement on such date or dates as may be necessary to delay our effective date until we will file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement will become effective on such date as the Securities and Exchange Commission, in accordance with Section 8(a) may determine.
Document Type	POS AM
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Sep. 30, 2020
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE